Amplify ETF Trust

Supplement Dated June 13, 2023 to the Prospectus and Summary Prospectus, each Dated February 28, 2023

Amplify Online Retail ETF
(the “Fund”)

IMPORTANT NOTICE REGARDING CHANGES IN THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

This Supplement updates certain information in the Fund’s Summary Prospectus and Prospectus, which take effect on or about July 16, 2023.

1.                  Notwithstanding anything to the contrary in the Summary Prospectus and Prospectus, the second, third and fourth paragraphs under the Section entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

The Index. The Index seeks to measure the performance of global equity securities of publicly traded companies with significant revenue from the online retail business. The Index methodology is designed to result in a portfolio that has the potential for capital appreciation. The Adviser and Sub-Adviser believe that companies with significant online retail revenues may be best positioned to take advantage of growth in online retail sales and shoppers versus companies with less significant online retail revenues. Eligible constituents must operate in one of four online retail business segments: traditional online retail; online travel; online marketplace; and omnichannel retail (i.e. retail that integrates digital and physical components, including buy online/pickup in store, curbside delivery, ship from store and mobile payment in store), subject to weighting limits and other restrictions, as described below.

Index Methodology. The universe of global equity securities eligible for inclusion in the Index begins with domestic and foreign common stocks (including depositary receipts) listed on a regulated stock exchange, in the form of shares tradable for non-U.S. investors without restrictions, that exhibit adequate liquidity and accessibility in the view of the Index Provider. Eligible constituents must have a market capitalization of at least $300 million, a minimum price at the time of purchase of $5 per share, and a six-month daily average value traded of at least $2 million to be included in the Index. In addition, all securities must also have an Altman Z-Score, which predicts the probability of a company filing for bankruptcy in the next 2 years, that is greater than or equal to 2 at the time of inclusion (the higher the score that a company receives, the lower the probability of bankruptcy). All securities comprising the Index from traditional online retail, online travel or online marketplace activities must be issued by companies deriving at least 70% of their revenues or a minimum of $100 billion in annual retail sales and, with respect to omnichannel retail with a physical presence, online sales must represent at least 10% of total annual retail sales and more than $2 billion in revenue. Further, securities from omnichannel retailers must exhibit positive year-over-year same store sales growth. As of June 1, 2023, the Index included securities of 61 companies, of which approximately 47.5% were small-cap or mid-cap companies.

Weighting of Underlying Securities. Index constituents are weighted approximately equally, such that constituents within the omnichannel retailer segment do not exceed 10% of the Index and the U.S.-domiciled constituents equal at least 75% of the Index. The Index is rebalanced semi-annually but may be adjusted more frequently for specific corporate events. For more information regarding the Index, please see the section entitled “Index Information.”

2.                  Notwithstanding anything to the contrary in the Summary Prospectus and Prospectus, the following risk is added as the fifth risk under “Principal Risks of Investing in the Fund” and the fifth risk under “Fund Investments – Principal Risks of Investing in the Fund”:

Consumer Staples Companies Risk. The Fund invests in consumer staples companies. Consumer staples companies provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. Such products include food, beverages, household items and tobacco. Consumer staples companies may be affected by the regulation of various product components and production methods, new laws, regulations or litigation, marketing campaigns, competitive pricing and other factors affecting consumer demand. Changes in the worldwide economy, demographics, consumer preferences and/or spending, exploration and production spending may adversely affect these companies, as well as natural and man-made disasters, political, social or labor unrest, world events and economic conditions. Price competition among suppliers may also be very challenging, which can drive prices lower and impact returns.

3.                  Notwithstanding anything to the contrary in the Summary Prospectus and Prospectus, the first, second and third paragraphs under the Section entitled “Index Information – Index Methodology” are hereby deleted in their entirety and replaced with the following:

The Index. The Index seeks to measure the performance of global equity securities of publicly traded companies with significant revenue from the online retail business. The Index methodology is designed to result in a portfolio that has the potential for capital appreciation. The Adviser and Sub-Adviser believe that companies with significant online retail revenues may be best positioned to take advantage of growth in online retail sales and shoppers versus companies with less significant online retail revenues. Eligible constituents must operate in one of four online retail business segments: traditional online retail; online travel; online marketplace; and omnichannel retail (i.e. retail that integrates digital and physical components, including buy online/pickup in store, curbside delivery, ship from store and mobile payment in store), subject to weighting limits and other restrictions, as described below.

Index Methodology. The universe of global equity securities eligible for inclusion in the Index begins with domestic and foreign common stocks (including depositary receipts) listed on a regulated stock exchange, in the form of shares tradable for non-U.S. investors without restrictions, that exhibit adequate liquidity and accessibility in the view of the Index Provider. Eligible constituents must have a market capitalization of at least $300 million, a minimum price at the time of purchase of $5 per share, and a six-month daily average value traded of at least $2 million to be included in the Index. In addition, all securities must also have an Altman Z-Score, which predicts the probability of a company filing for bankruptcy in the next 2 years, that is greater than or equal to 2 at the time of inclusion (the higher the score that a company receives, the lower the probability of bankruptcy). All securities comprising the Index from traditional online retail, online travel or online marketplace activities must be issued by companies deriving at least 70% of their revenues or a minimum of $100 billion in annual retail sales and, with respect to omnichannel retail with a physical presence, online sales must represent at least 10% of total annual retail sales and more than $2 billion in revenue. Further, securities from omnichannel retailers must exhibit positive year-over-year same store sales growth.

Weighting of Underlying Securities. .. Index constituents are weighted approximately equally, such that constituents within the omnichannel retailer segment do not exceed 10% of the Index and the U.S.-domiciled constituents equal at least 75% of the Index. The Index is rebalanced semi-annually, but may be adjusted more frequently for specific corporate events. Following the announcement by an issuer of an Index constituent of the terms and conditions of a corporate action, the Index Provider determines whether such corporate action has a dilutive, concentrative or similar effect on the price of the respective Index constituent. If this should be the case the Index Provider will make adjustments that are deemed appropriate by the Index Provider in order to take into account the dilutive, concentrative or similar effect and will determine the date on which this adjustment shall come into effect. In addition, if the Index Provider determines that the Index weight of any Index Component is greater than 6% on any review day, then the weight of the Index Component is reduced to 3%. Any excess weight is redistributed equally to the other Index Components that have a weight of less than 6%. This procedure may be done continually until the weight of no Index Component is greater than 6% and the proceeds will be redistributed equally among the other names in the Index in accordance with the normal weighting procedures.

Please Retain This Supplement for Future Reference.